Provisions and contingent liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Provisions and contingent liabilities [Abstract]
Provisions
	October 31, 2021	October 31, 2020
	$m	$m
Onerous leases and dilapidations	25.4	16.9
Restructuring	23.0	30.8
Legal	25.0	9.7
Other	12.1	14.8
Total	85.5	72.2

Current	65.7	49.7
Non-current	19.8	22.5
Total	85.5	72.2

Provisions Continuing Operations and Discontinued Operation
		Onerous contracts and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At November 1, 2020		16.9	30.8	9.7	14.8	72.2
Acquisitions	31	-	-	-	0.1	0.1
Additional provision in the year		17.9	32.6	93.3	3.1	146.9
Released		(2.5)	(7.6)	(2.5)	(2.8)	(15.4)
Utilization of provision		(5.9)	(32.8)	(75.6)	(3.1)	(117.4)
Effects of movements in exchange rates		0.2	-	0.1	-	0.3
Transferred to current liabilities classified as held for sale		(1.2)	-	-	-	(1.2)
At October 31, 2021		25.4	23.0	25.0	12.1	85.5

Current		11.6	19.0	25.0	10.1	65.7
Non-current		13.8	4.0	-	2.0	19.8
Total		25.4	23.0	25.0	12.1	85.5